Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
XL Hybrids, Inc [Member]
Property, Plant and Equipment [Line Items]
Summary of Property, plant and equipment
Property, plant and equipment consisted of the following at December 31:

	2019	2018
Equipment	$630	$447
Furniture and fixtures	45	45
Computers	30	30
Software	346	98
Vehicles	559	588
Leasehold improvements	164	164

	1,774	1,372

Less accumulated depreciation	(934)	(702)

Property and equipment, net	$840	$670